Other Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in Reserves
Beginning balance	$ 163,174
Other comprehensive loss	(6,667)	$ (9,241)	$ (19,772)
Total comprehensive loss for the period	(110,845)	(247,510)	(246,677)
Share-based payments	5,344	9,241	43,451
Exercise of options	0	25	69
Ending balance	160,729	163,174
Total other reserves
Changes in Reserves
Beginning balance	163,174	164,675	143,871
Other comprehensive loss	(6,648)	(9,258)	(19,801)
Hyperinflation effect in comprehensive income	290
Other comprehensive (loss) / income	(6,938)
Total comprehensive loss for the period	(6,648)	(9,258)	(19,801)
Share-based payments	5,344	9,237	43,451
Exercise of options	(1,141)	(1,480)	(2,846)
Ending balance	160,729	163,174	164,675
Share-based payment capital reserves
Changes in Reserves
Beginning balance	184,046	176,289	135,684
Share-based payments	5,344	9,237	43,451
Exercise of options	(1,141)	(1,480)	(2,846)
Ending balance	188,249	184,046	176,289
Exchange difference on net investment in foreign operations
Changes in Reserves
Beginning balance	(347,945)	(165,456)	(161,902)
Other comprehensive loss		(182,489)	(3,554)
Hyperinflation effect in comprehensive income	290
Other comprehensive (loss) / income	(229,078)
Total comprehensive loss for the period	(228,788)	(182,489)	(3,554)
Ending balance	(576,733)	(347,945)	(165,456)
Fair value reserve of financial assets at FVOCI
Changes in Reserves
Beginning balance	(9,613)	(3,941)	0
Other comprehensive loss		(5,672)	(3,941)
Other comprehensive (loss) / income	3,793
Total comprehensive loss for the period	3,793	(5,672)	(3,941)
Ending balance	(5,820)	(9,613)	(3,941)
Currency translation adjustment
Changes in Reserves
Beginning balance	336,686	157,783	170,089
Other comprehensive loss		178,903	(12,306)
Other comprehensive (loss) / income	218,347
Total comprehensive loss for the period	218,347	178,903	(12,306)
Ending balance	$ 555,033	$ 336,686	$ 157,783